Loss per Share (Tables)	12 Months Ended
Jun. 30, 2022
Disclosure Of Earnings Per Share Text Block Abstract
Schedule of basic and diluted loss per share
	30 June 2022	30 June 2021	30 June 2020
	A$	A$	A$

Basic/Diluted loss per share (in cents)	1.25	3.79	1.66

a) Net loss used in the calculation of basic and diluted loss per share	2,854,254	8,384,465	2,927,206

b) Weighted average number of ordinary shares outstanding during the period used in the calculation of basic and diluted loss per share	227,579,684	221,062,229	176,393,354